                                                                                                                        May 29, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:       Dreyfus High Yield Strategies Fund

                         File No.  811-08703

Dear Sir/Madam:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended March 31, 2015.

Please direct any questions or comments to the attention of the undersigned at (212) 922-6837.

                                                                                                            Very truly yours,

                                                                                                            /s/Valini R. Hsieh

                                                                                                            Valini R. Hsieh

                                                                                                            Paralegal

VRH/

Enclosures